Rule 497(e)
                                                              File Nos. 2-75503
                                                                      811-03364


                             Maxim Series Fund, Inc.

                        Supplement dated November 7, 2002
                          to the May 1, 2002 Prospectus

                       Maxim Ariel MidCap Value Portfolio


Effective September 30, 2002, John W. Rogers, Jr. became the portfolio manager of the Maxim Ariel MidCap Value Portfolio. Mr. Rogers' business experience during the past five years includes his roles as Treasurer (1997-2000), President (1997-2001), Co-Chief Investment Officer (2000-2002), Chief Executive Officer (2001-present), Chief Investment Officer (2002-present) and Chairman (1997-present) of Ariel Capital Management, Inc., as well as Portfolio Manager of Ariel Fund (formerly known as the Ariel Growth Fund) since inception (1986). Mr. Rogers received a B.A. in Economics from Princeton University. He replaces Eric T. McKissack as Portfolio Manager.



            This supplement should be retained for future reference.